TRANSACTIONS AND BALANCES WITH RELATED PARTIES:	6 Months Ended
Jun. 30, 2018
Transactions And Balances With Related Parties
TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

NOTE 8 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

Key management includes members of the Board of Directors and the Chief Executive Officer.

a.        Transactions with related parties:

	Three months ended June 30		Six months ended June 30
	2017	2018	2017	2018
	U.S. dollars in thousands

Key management compensation expenses:
Salaries and short-term employee benefits	178	204	342	422
Long term employment benefits	11	—	22	—
Share-based compensation expenses	267	200	381	413
	456	404	745	835

b.       Balances with related parties:

	December 31,	June 30,
	2017	2018
	U.S. dollars
	in thousands
Statements of financial position items -
current liabilities - Accounts payable and accruals - other	190	95